Total
Class I | Putnam Convertible Securities Fund
Fund summary
Goal
Putnam Convertible Securities Fund seeks, with equal emphasis, current income and capital appreciation.
Its secondary objective is conservation of capital.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold Class I shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Class I Putnam Convertible Securities Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Putnam Convertible Securities Fund Class I
Management fees	0.62%
Distribution and service (12b-1) fees
Other expenses	0.06%
Total annual fund operating expenses	0.68%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I | Putnam Convertible Securities Fund | Class I | USD ($)	69	218	379	847

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 60%.
Investments, risks, and performance
Investments
We invest mainly in convertible securities of U.S. companies. Under normal circumstances, we invest at least 80% of the fund’s net assets in convertible securities. This policy may be changed only after 60 days’ notice to shareholders. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A significant portion of the convertible securities we buy are below-investment-grade (sometimes referred to as “junk bonds”). The convertible bonds we buy usually have intermediate- to long-term stated maturities (i.e., three years or longer), but often contain “put” features, which allow bondholders to sell the bond back to the company under specified circumstances, that result in shorter effective maturities. When deciding whether to buy or sell investments, we may consider, among other factors: (i) a security’s structural features, such as its position in a company’s capital structure and “put” and “call” features (a company’s right to repurchase the security under specified circumstances is a “call” feature); (ii) credit and prepayment risks; and (iii) with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for convertible securities issued by small and midsize companies (which may constitute a significant portion of the fund’s investments from time to time). The value of convertible securities may be adversely affected by changes in the prices of underlying common stocks. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk, which is the risk that an issuer of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade convertible securities (a significant part of the fund’s investments). Generally, convertible securities may be less sensitive to interest rate changes than non-convertible bonds as a result of convertible securities’ convertibility and “put” features. Interest rate risk is generally greater for longer-term bonds and convertible securities whose underlying stock price has fallen significantly below the conversion price.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Performance for class I shares prior to their inception (3/3/15) is derived from the historical performance of class Y shares, which are not offered in this prospectus, and has not been adjusted for the lower fees applicable to class I shares; had it, returns would have been higher. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class I shares

Best calendar quarter Q1 2019 11.98% Worst calendar quarter Q4 2018 −9.79%
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Class I - Putnam Convertible Securities Fund	Label	1 Year	5 Years	10 Years
Class I	before taxes	24.74%	7.48%	9.37%
Class I | after taxes on distributions		21.80%	5.32%	7.67%
Class I | after taxes on distributions and sale of fund shares		15.56%	5.18%	7.05%
ICE BofA U.S. Convertible Index		23.15%	8.48%	10.09%

ICE BofA Indexes: ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.